Filed under Rule 497(k) Registration No. 033-52742

SUNAMERICA SERIES TRUST

American Funds® Asset Allocation SAST Portfolio

(the “Portfolio”)

Supplement dated April 14, 2016, to the Portfolio’s Summary Prospectus dated May 1, 2015, as supplemented and amended to date

The following changes are effective immediately:

The table in the section entitled “Portfolio Summary: American Funds® Asset Allocation SAST Portfolio – Investment Adviser” under the heading Portfolio Managers is deleted in its entirety and replaced with the following:

Name	Portfolio Managers of the Master Asset Allocation Fund Since	Title
Alan N. Berro	2000	Partner – Capital World Investors
J. David Carpenter	2013	Partner – Capital World Investors
David A. Daigle	2013	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	2007	Partner – Capital World Investors
James R. Mulally	2006	Partner – Capital Fixed Income Investors

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.